Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 29, 2022	Mar. 30, 2022	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Invesco Oppenheimer V.I. International Growth Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer V.I. International Growth Fund (Series I)
Account Value	$ 15,392	$ 15,654	$ 12,931			$ 17,744		$ 16,099	$ 13,250	$ 10,303	$ 12,786	$ 10,124	$ 10,343	$ 10,000
Invesco Oppenheimer V.I. International Growth Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer V.I. International Growth Fund (Series II)
Account Value	$ 15,013	15,290	12,675			17,402		15,803	13,055	10,203	12,683	10,031	10,311	10,000
Invesco V.I. American Franchise Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Franchise Fund (Series I)
Account Value	$ 37,607	27,878	19,782			28,717		25,658	18,025	13,180	13,675	10,739	10,501	10,000
Invesco V.I. American Franchise Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Franchise Fund (Series II)
Account Value	$ 36,678	27,255	19,385			28,216		25,273	17,798	13,046	13,574	10,686	10,475	10,000
Invesco V.I. American Value Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Value Fund (Series I)
Account Value	$ 23,943	18,360	15,882			16,309		12,746	12,604	10,081	11,541	10,495	9,087	10,000
Invesco V.I. American Value Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Value Fund (Series II)
Account Value	$ 23,342	17,943	15,563			16,022		12,554	12,447	9,981	11,455	10,444	9,064	10,000
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Account Value	$ 14,559	14,015	13,143			15,346		14,009	12,709	11,032	11,794	10,706	9,590	10,000
Invesco V.I. Balanced-Risk Allocation Fund Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Balanced-Risk Allocation Fund (Series II)
Account Value	$ 14,204	13,716	12,891			15,081		13,802	12,549	10,923	11,709	10,661	9,560	10,000
Invesco V.I. Capital Appreciation Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Capital Appreciation Fund (Series I)
Account Value	$ 34,703	25,868	19,109			27,607		22,524	16,491	12,108	12,843	10,126	10,354	10,000
Invesco V.I. Capital Appreciation Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Capital Appreciation Fund (Series II)
Account Value	$ 33,843	25,287	18,727			27,127		22,184	16,283	11,987	12,746	10,076	10,327	10,000
Invesco V.I. Comstock Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Comstock Fund (Series I)
Account Value	$ 24,750	21,490	19,127			18,914		14,183	14,305	11,416	12,997	11,028	9,402	10,000
Invesco V.I. Comstock Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Comstock Fund (Series II)
Account Value	$ 24,139	21,015	18,747			18,590		13,973	14,127	11,307	12,903	10,974	9,381	10,000
Invesco V.I. Core Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Equity Fund (Series I)
Account Value	$ 24,601	19,585	15,876			19,981		15,642	13,740	10,654	11,759	10,390	9,423	10,000
Invesco V.I. Core Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Equity Fund (Series II)
Account Value	$ 24,001	19,156	15,563			19,639		15,418	13,576	10,551	11,673	10,341	9,400	10,000
Invesco V.I. Core Plus Bond Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Plus Bond Fund (Series I)
Account Value	$ 12,487	12,116	11,415			13,357		13,445	12,254	11,033	11,300	10,626	9,963	10,000
Invesco V.I. Core Plus Bond Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Plus Bond Fund (Series II)
Account Value	$ 12,161	11,838	11,184			13,109		13,242	12,112	10,912	11,208	10,567	9,936	10,000
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Account Value	$ 29,894	24,069	21,271			30,818		25,876	18,392	13,197	14,051	10,910	10,661	10,000
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Account Value	$ 29,143	23,516	20,839			30,258		25,471	18,162	13,065	13,945	10,856	10,635	10,000
Invesco V.I. Diversified Dividend Fund Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Diversified Dividend Fund (Series I)
Account Value	$ 21,260	18,778	17,220			17,515		14,731	14,711	11,760	12,724	11,719	10,207	10,000
Invesco V.I. Diversified Dividend Fund Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Diversified Dividend Fund (Series II)
Account Value	$ 20,742	18,361	16,881			17,213		14,514	14,533	11,648	12,635	11,662	10,182	10,000
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
Account Value	$ 25,750	22,848	20,093			22,782		17,637	15,643	12,146	13,184	11,118	9,732	10,000
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Account Value	$ 25,113	22,329	19,685			22,384		17,368	15,450	12,027	13,088	11,061	9,708	10,000
Invesco V.I. Equity and Income Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equity and Income Fund (Series I)
Account Value	$ 20,347	18,147	16,415			17,747		14,958	13,604	11,302	12,489	11,248	9,771	10,000
Invesco V.I. Equity and Income Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equity and Income Fund (Series II)
Account Value	$ 19,835	17,724	16,078			17,422		14,721	13,425	11,187	12,393	11,187	9,742	10,000
Invesco V.I. EQV International Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. EQV International Equity Fund (Series I)
Account Value	$ 15,324	15,230	12,891			15,779		14,901	13,072	10,167	11,958	9,722	9,766	10,000
Invesco V.I. EQV International Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. EQV International Equity Fund (Series II)
Account Value	$ 14,943	14,891	12,634			15,502		14,679	12,906	10,064	11,868	9,671	9,739	10,000
Invesco V.I. Global Core Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Core Equity Fund (Series I)
Account Value	$ 20,020	17,133	14,075			18,017		15,535	13,720	10,959	12,941	10,530	9,858	10,000
Invesco V.I. Global Core Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Core Equity Fund (Series II)
Account Value	$ 19,540	16,741	13,783			17,706		15,302	13,538	10,846	12,842	10,475	9,835	10,000
Invesco V.I. Global Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Fund (Series I)
Account Value	$ 25,585	22,042	16,360			23,976		20,761	16,266	12,343	14,216	10,402	10,394	10,000
Invesco V.I. Global Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Fund (Series II)
Account Value	$ 24,961	21,558	16,035			23,558		20,455	16,064	12,221	14,110	10,351	10,367	10,000
Invesco V.I. Global Real Estate Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Real Estate Fund (Series I)
Account Value	$ 11,623	11,837	10,855			14,461		11,503	13,119	10,666	11,365	10,053	9,852	10,000
Invesco V.I. Global Real Estate Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Real Estate Fund (Series II)
Account Value	$ 11,332	11,577	10,638			14,211		11,328	12,956	10,563	11,278	10,004	9,826	10,000
Invesco V.I. Global Strategic Income Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Strategic Income Fund (Series I)
Account Value	$ 11,643	11,286	10,365			11,707		12,120	11,722	10,579	11,066	10,412	9,774	10,000
Invesco V.I. Global Strategic Income Fund Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Strategic Income Fund (Series II)
Account Value	$ 11,356	11,047	10,173			11,522		11,948	11,601	10,488	10,987	10,362	9,751	10,000
Invesco V.I. Government Securities Fund Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Government Securities Fund (Series I)
Account Value	$ 10,953	10,768	10,293			11,474		11,740	11,047	10,414	10,357	10,158	10,034	10,000
Invesco V.I. Government Securities Fund Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Government Securities Fund (Series II)
Account Value	$ 10,686	10,531	10,081			11,273		11,554	10,903	10,311	10,280	10,107	10,006	10,000
Invesco V.I. Growth and Income Fund Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Growth and Income Fund (Series I)
Account Value	$ 23,242	20,037	17,785			18,870		14,684	14,384	11,489	13,264	11,603	9,694	10,000
Invesco V.I. Growth and Income Fund Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Growth and Income Fund (Series II)
Account Value	$ 22,677	19,597	17,434			18,547		14,469	14,206	11,379	13,169	11,548	9,669	10,000
Invesco V.I. Health Care Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Health Care Fund (Series I)
Account Value	$ 16,913	16,237	15,761			18,182		16,191	14,145	10,675	10,580	9,134	10,316	10,000
Invesco V.I. Health Care Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Health Care Fund (Series II)
Account Value	$ 16,491	15,876	15,449			17,867		15,947	13,964	10,564	10,499	9,087	10,289	10,000
Invesco V.I. High Yield Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. High Yield Fund (Series I)
Account Value	$ 14,539	13,496	12,249			13,543		12,975	12,558	11,064	11,448	10,769	9,683	10,000
Invesco V.I. High Yield Fund - Series II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. High Yield Fund (Series II)
Account Value	$ 14,174	13,174	12,001			13,267		12,757	12,397	10,955	11,365	10,709	9,663	10,000
Invesco V.I. Main Street Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Fund® (Series I)
Account Value	$ 29,013	23,467	19,045			23,846		18,692	16,405	12,420	13,484	11,534	10,333	10,000
Invesco V.I. Main Street Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Fund® (Series II)
Account Value	$ 28,311	22,945	18,681			23,441		18,424	16,205	12,301	13,385	11,476	10,311	10,000
Invesco V.I. Main Street Mid Cap Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Mid Cap Fund® (Series I)
Account Value	$ 21,493	18,359	16,039			18,707		15,179	13,894	11,090	12,510	10,886	9,597	10,000
Invesco V.I. Main Street Mid Cap Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Mid Cap Fund® (Series II)
Account Value	$ 20,954	17,941	15,718			18,374		14,955	13,727	10,979	12,419	10,832	9,572	10,000
Invesco V.I. Main Street Small Cap Fund® - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Small Cap Fund® (Series I)
Account Value	$ 23,683	21,018	17,792			21,139		17,249	14,383	11,372	12,681	11,109	9,410	10,000
Invesco V.I. Main Street Small Cap Fund® - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Small Cap Fund® (Series II)
Account Value	$ 23,100	20,550	17,442			20,775		16,992	14,203	11,260	12,587	11,050	9,391	10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series I)
Account Value	$ 10,874	9,340	7,570			10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series II)
Account Value	$ 10,804	9,300	7,550			10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series I)
Account Value	$ 15,411	13,422	9,780	$ 10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series II)
Account Value	$ 15,303	13,372	9,770	10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series I)
Account Value	$ 12,770	11,149	8,169		$ 10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series II)
Account Value	$ 12,675	11,099	8,160		10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series I)
Account Value	$ 12,732	11,240	8,370			10,599	$ 10,000
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series II)
Account Value	$ 12,631	11,181	8,350			10,590	10,000
Invesco® V.I. S&P 500 Buffer Fund - December Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - December (Series I)
Account Value	$ 12,144	10,649	8,930			10,000
Invesco® V.I. S&P 500 Buffer Fund - December Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - December (Series II)
Account Value	$ 12,054	10,599	8,910			10,000
Invesco® V.I. S&P 500 Buffer Fund – June Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund – June (Series I)
Account Value	$ 13,941	12,224	10,254	10,000
Invesco® V.I. S&P 500 Buffer Fund – June Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund – June (Series II)
Account Value	$ 13,850	12,174	10,235	10,000
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - March (Series I)
Account Value	$ 12,562	11,090	9,201		10,000
Invesco V.I. S&P 500 Buffer Fund - March Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - March (Series II)
Account Value	$ 12,480	11,039	9,180		10,000
Invesco® V.I. S&P 500 Buffer Fund - September Series I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - September (Series I)
Account Value	$ 12,710	11,507	9,574			10,583	10,000
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - September (Series II)
Account Value	$ 12,605	11,456	9,543			10,573	10,000
Invesco V.I. Small Cap Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Small Cap Equity Fund (Series I)
Account Value	$ 21,767	18,433	15,812			19,891		16,520	12,983	10,255	12,076	10,588	9,448	10,000
Invesco V.I. Small Cap Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Small Cap Equity Fund (Series II)
Account Value	$ 21,233	18,016	15,497			19,549		16,279	12,831	10,158	11,989	10,542	9,426	10,000
Invesco V.I. Technology Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Technology Fund (Series I)
Account Value	$ 38,377	28,582	19,451			32,390		28,311	19,376	14,260	14,325	10,601	10,682	10,000
Invesco V.I. Technology Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Technology Fund (Series II)
Account Value	$ 37,419	27,956	19,054			31,818		27,891	19,130	14,112	14,213	10,549	10,656	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Account Value	$ 15,985	15,147	13,101			15,597		14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI ACWI (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Account Value	$ 24,183	20,584	16,844			20,633		17,406	14,973	11,827	13,056	10,531	9,764	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699			12,299		12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183	20,584	16,844			20,633		17,406	14,973	11,827	13,056	10,531	9,764	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767			11,662		12,238	11,208	10,490	10,618	9,887	9,685	10,000
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Account Value	$ 13,886	10,717	7,409	10,000	10,000		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	10,000		10,000	10,000	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152	35,358	24,782			34,971		27,408	19,790	14,510	14,733	11,314	10,567	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,798	19,278	17,104			19,443		15,150	14,433	11,359	12,951	11,426	9,522	10,000
Custom Invesco V.I. Balanced-Risk Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco V.I. Balanced-Risk Allocation Index
Account Value	$ 19,216	17,228	14,807			17,569		15,676	13,785	11,494	12,112	10,574	9,995	10,000
MSCI World Index SM (Net) 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Account Value	$ 25,812	21,751	17,571			21,465		17,621	15,203	11,908	13,045	10,657	9,913	10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,580	19,743	17,713			19,157		15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302			26,340		20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	24,408	19,392			26,463		23,475	17,314	12,780	13,418	10,711	9,980	10,000
S&P 500® Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Account Value	$ 26,559	23,502	20,639			23,307		17,979	15,935	12,330	13,349	11,227	9,780	10,000
Bloomberg U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Account Value	$ 11,600	11,465	10,845			12,548		12,772	11,725	10,688	10,732	10,320	10,015	10,000
MSCI All Country World Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index (Net)
Account Value	$ 30,726	24,734	18,566			26,006		22,208	16,623	12,525	13,633	10,487	10,155	10,000
Custom Invesco Global Real Estate Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Real Estate Index (Net)
Account Value	$ 12,435	12,319	11,233			14,995		12,071	13,404	10,942	11,686	10,252	9,881	10,000
Bloomberg Intermediate U.S. Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Index
Account Value	$ 11,308	11,038	10,582			11,469		11,666	11,034	10,488	10,341	10,225	10,118	10,000
S&P Composite 1500® Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Health Care Index
Account Value	$ 24,076	23,418	22,977			23,764		19,035	16,618	13,748	12,885	10,521	10,741	10,000
MSCI World Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index (Net)
Account Value	$ 20,294	20,067	19,341			20,448		17,068	15,035	12,199	11,900	9,934	10,660	10,000
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	15,293	13,481			15,178		14,419	13,470	11,783	12,033	11,194	9,557	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 25,070	21,735	18,541			22,424		18,292	15,621	11,966	13,158	11,102	9,756	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	19,028	16,273			20,453		17,813	14,849	11,830	13,294	11,595	9,559	10,000
NASDAQ 100 Index Price Only [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Index® (Price Only)
Account Value	$ 14,161	11,339	7,373	10,000	$ 10,000		10,000
S&P 500® Index (Price Only) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Price Only)
Account Value	$ 13,654	11,073	8,913	$ 10,000		10,000	$ 10,000
S&P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 65,639	48,237	29,937			46,313		36,640	25,242	17,691	17,196	12,481	10,991	10,000
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Account Value	$ 44,884	$ 34,640	$ 23,949			$ 35,499		$ 29,055	$ 20,049	$ 14,667	$ 15,096	$ 11,645	$ 10,696	$ 10,000